Sale of Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Feb. 25, 2013
Subsidiary Sale Of Stock [Line Items]
Dividends paid to non-controlling interest	$ 0	$ 2,713
Aegean Oil Terminals (Panama)
Subsidiary Sale Of Stock [Line Items]
Ownership percentage in subsidiary			55.50%
Proceeds from sale of subsidiary, gross		6,318
Proceeds from subsidiary dividend		3,384
Dividends paid to non-controlling interest		$ 2,713